Property, Plant and Equipment Estimated Useful Lives of Assets (Detail)	12 Months Ended
Sep. 30, 2016
Building | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	35 years
Estimated residual value	5.00%
Building | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	50 years
Estimated residual value	10.00%
Electronic And Office Equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Electronic And Office Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated residual value	5.00%
Electronic And Office Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated residual value	10.00%
Motor vehicles
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Motor vehicles | Minimum
Property, Plant and Equipment [Line Items]
Estimated residual value	5.00%
Motor vehicles | Maximum
Property, Plant and Equipment [Line Items]
Estimated residual value	10.00%
Leasehold Improvement And Building Improvement
Property, Plant and Equipment [Line Items]
Estimated useful life	Shorter of lease term or 5 years